Post-employment benefits for employees (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 491	$ 1,415
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(1,225)	(3,336)
Current service cost	(348)	(415)
Net interest expense	(31)	(47)
Administrative expenses	(23)	(24)
Past service cost and settlements	39	(70)
Remeasurements	2,400	2,071
Currency translation effects	35	145
Novartis Group contributions	424	490
Effect of acquisitions, divestments or transfers	1	(23)
Change in limitation on recognition of fund surplus	(2,504)	(16)
Net liability at end of period	(1,232)	(1,225)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	491	1,415
Accrued benefit liability	(1,723)	(2,640)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(487)	(543)
Current service cost	(12)	(11)
Net interest expense	(15)	(14)
Past service cost and settlements	(1)	3
Remeasurements	110	70
Currency translation effects	2	1
Novartis Group contributions	41	7
Net liability at end of period	(362)	(487)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	$ (362)	$ (487)